Collateralized Transactions (Assets Subject To Lien) (Details) In Millions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 Loans And Receivables [Member] USD ($)	Sep. 30, 2011 Loans And Receivables [Member] JPY (¥)	Mar. 31, 2011 Loans And Receivables [Member] JPY (¥)	Sep. 30, 2011 Trading Assets, Excluding Debt And Equity Securities [Member] USD ($)	Sep. 30, 2011 Trading Assets, Excluding Debt And Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Trading Assets, Excluding Debt And Equity Securities [Member] JPY (¥)	Sep. 30, 2011 Office Buildings, Land, Equipment And Facilities [Member] USD ($)	Sep. 30, 2011 Office Buildings, Land, Equipment And Facilities [Member] JPY (¥)	Mar. 31, 2011 Office Buildings, Land, Equipment And Facilities [Member] JPY (¥)	Sep. 30, 2011 Non-Trading Debt Securities [Member] USD ($)	Sep. 30, 2011 Non-Trading Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Non-Trading Debt Securities [Member] JPY (¥)	Sep. 30, 2011 Other Assets [Member] USD ($)	Sep. 30, 2011 Other Assets [Member] JPY (¥)
Assets subject to lien, Amount	$ 33,147	¥ 2,553,629	¥ 2,337,316	$ 96	¥ 7,406	¥ 27,635	$ 23,603	¥ 1,818,357	¥ 2,010,605	$ 1,801	¥ 138,736	¥ 20,815	$ 4,207	¥ 324,092	¥ 278,261	$ 3,440	¥ 265,038
Amount Of securities derecognized from the consolidated balance sheets under repo-to-maturity transactions".	765	58,946	169,766
Amount of securities derecognized in lending transactions	$ 2,953	¥ 227,481	¥ 291,870